March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/37(a)(b)	USD	1,626	$ 1,628,680
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.71%, 04/16/37(a)(b)		500	501,835
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.86%, 04/28/37		919	920,583
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.10%, 04/28/37		250	250,457
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38		1,450	1,450,131
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.07%, 01/22/38		870	867,495
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 12.85%, 04/25/35(a)(b)		380	380,823
ARES XLVII CLO Ltd., Series 2018-47A, Class A1, (3- mo. CME Term SOFR + 1.18%), 5.48%, 04/15/30(a)(b)		49	48,718
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.73%, 06/25/36(a)		3,716	2,422,462
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 7.61%, 07/16/37(a)(b)		550	549,456
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 7.85%, 07/19/34(a)(b)		250	249,588
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.14%, 07/20/37		250	247,007
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		250	249,959
Barings CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 7.71%, 07/15/34(a)(b)		250	249,718
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. Term SOFR + 0.39%), 4.71%, 11/25/36(a)		641	633,514
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.00%, 01/20/31(a)(b)		800	799,846
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.61%, 07/15/34(a)(b)		250	250,126
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 5.73%, 10/22/30(a)(b)		50	49,594
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.55%, 10/20/30(a)(b)		1,393	1,393,126
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.90%, 04/15/37(a)(b)		1,000	1,003,630
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.36%, 07/18/34(a)(b)		2,500	2,492,500
Carlyle Global Market Strategies CLO Ltd., Series 2015- 1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.53%, 07/20/31(a)(b)		746	746,749
Carlyle U.S. CLO Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 3.46%), 7.76%, 01/25/35(a)(b)		250	249,541
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1 mo. Term SOFR + 0.23%), 4.55%, 10/25/36		2,573	1,975,883
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust(a) (continued)
Series 2006-FRE2, Class A5, (1 mo. Term SOFR + 0.19%), 4.51%, 03/25/35	USD	5,300	$ 4,070,484
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.31%, 04/20/32(a)(b)		983	981,552
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. Term SOFR + 0.43%), 4.75%, 10/25/36(a)		3,745	2,474,655
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.09%, 04/20/35(a)(b)		400	398,184
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.74%, 04/21/37		700	702,469
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.67%, 01/18/38		1,160	1,160,032
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.05%, 01/18/38		1,450	1,448,983
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/15/36		500	499,322
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.64%, 01/22/38		500	499,986
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		303	172,976
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		171	169,996
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.71%, 06/25/37(a)		434	411,722
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.57%, 01/15/37(a)		298	284,242
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/15/31(a)(b)		134	134,383
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.46%, 04/15/29(a)(b)		179	178,829
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 10.64%, 04/20/35(a)(b)		415	415,270
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)		3,800	3,750,068
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.51%, 04/17/31(a)(b)		319	319,069
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.75%, 05/25/36		3,826	2,414,853
Series 2006-D, Class 2A3, (1 mo. Term SOFR + 0.26%), 4.58%, 11/25/36		5,906	2,071,704
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 12.73%, 04/15/36(a)(b)		300	299,741
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3- mo. CME Term SOFR + 5.51%), 9.80%, 04/20/31(a)(b)		500	498,611
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/15/31(a)(b)		148	147,456
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.37%, 10/20/34(a)(b)		250	249,673
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)		233	235,653
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	100,129

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. Term SOFR + 0.28%), 4.60%, 04/25/37(a)	USD	3,049	$ 2,141,438
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 5.53%, 03/20/30(a)(b)		34	34,073
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.75%, 08/25/36(a)		4,745	1,872,160
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.79%, 04/18/37(a)(b)		1,450	1,452,902
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 12.86%, 04/21/35(a)(b)		350	348,892
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.80%, 04/19/33(a)(b)		500	500,028
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.50%, 10/21/30(a)(b)		250	249,616
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.25%, 04/15/37(a)(b)		875	873,864
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		470	486,697
Mastr Asset Backed Securities Trust, Series 2006-HE2, Class A3, (1 mo. Term SOFR + 0.41%), 4.73%, 06/25/36(a)		6,708	2,320,850
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.48%, 10/15/29(a)(b)		311	310,752
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 01/20/35		400	398,189
Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.80%, 01/20/37		250	248,275
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37		590	589,427
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,000,095
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.65%, 04/26/36		950	948,406
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.52%, 07/19/30(a)(b)		691	690,253
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/25/31(a)(b)		250	249,828
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.30%, 01/22/30(a)(b)		500	498,611
OHA Credit Funding Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.58%, 01/22/38(a)(b)		300	300,039
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.09%, 01/20/31(a)(b)		250	226,657
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38(a)(b)		810	807,673
Palmer Square Loan Funding Ltd.(a)(b)
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.35%, 07/20/29		68	68,189
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.(a)(b) (continued)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.35%, 04/15/30	USD	65	$ 64,505
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38(a)(b)		1,700	1,697,979
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		850	843,807
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 12.71%, 07/15/36(a)(b)		500	504,243
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(c)		1,110	1,054,500
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,509	1,399,172
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.41%, 10/15/29		500	500,004
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.84%, 01/15/38		1,914	1,912,128
RR Ltd.(a)(b)
Series 2021-16A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.67%, 07/15/36		1,000	1,000,933
Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 6.04%, 01/15/37		1,000	1,000,116
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		193	196,076
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 5.51%, 10/26/34(a)(b)		600	599,935
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(b)		186	178,793
SoFi Personal Loan Term
Series 2023-1A, Class A, 6.00%, 11/12/30(b)		138	139,347
Series 2024-1, Class R1, 0.00%, 02/12/31		10	293,841
Series 2024-1A, Class A, 6.06%, 02/12/31(b)		408	411,398
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.61%, 07/20/32(a)(b)		242	241,963
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		294	296,378
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 5.64%, 01/17/32(a)(b)		372	371,999
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.14%, 04/23/35(a)(b)		600	598,317
TCI-Flatiron CLO Ltd.(a)(b)
Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/29/32		645	644,486
Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 5.40%, 01/17/32		280	279,946
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.49%, 07/15/30(a)(b)		1,178	1,177,256
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 6.25%, 07/21/34(a)(b)		1,000	998,441
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.45%, 07/25/37(a)(b)		250	248,342
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class ER, (3-mo. CME Term SOFR + 7.00%), 11.29%, 07/23/37		375	373,147
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.23%, 07/20/36		500	502,188
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	36	$ 48,303
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 5.56%, 10/15/30(a)(b)	USD	136	136,133
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1 mo. Term SOFR + 0.35%), 4.67%, 05/25/37(a)		5,052	4,451,688
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/20/38(a)(b)		250	250,143
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.15%, 01/20/35(a)(b)		275	274,242
Total Asset-Backed Securities — 13.9% (Cost: $89,231,659)			83,008,126

	Shares
Common Stocks
Diversified Telecommunication Services — 0.0%
Wom New Holdco(c)	485	14,065
Womchi 2024	243,000	—
		14,065
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(c)	3,969	2,977
Real Estate Management & Development — 0.0%
ADLER Group SA(c)(e)	33,367	—
Total Common Stocks — 0.0% (Cost: $14,065)		17,042

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc.(b)(f)
5.13%, 08/15/27	USD	777	750,954
7.75%, 04/15/28		319	274,194
9.00%, 09/15/28		1,186	1,218,098
7.50%, 06/01/29		1,287	1,062,877
7.88%, 04/01/30		1,116	1,094,176
CMG Media Corp., 8.88%, 06/18/29(b)		245	211,312
Lamar Media Corp., 4.00%, 02/15/30		53	49,087
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		800	694,120
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		120	117,942
4.25%, 01/15/29(f)		326	302,324
4.63%, 03/15/30		122	111,538
7.38%, 02/15/31		387	403,067
Stagwell Global LLC, 5.63%, 08/15/29(b)(f)		129	122,848
			6,412,537
Aerospace & Defense — 3.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		404	410,528
Bombardier, Inc.(b)
6.00%, 02/15/28(f)		683	674,012
7.50%, 02/01/29		14	14,360
Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued)
8.75%, 11/15/30(f)	USD	607	$ 639,960
7.25%, 07/01/31		237	237,806
7.00%, 06/01/32(f)		403	401,257
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		1,292	1,259,816
Embraer Netherlands Finance BV, 5.98%, 02/11/35		25	25,363
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(f)		864	861,926
Goat Holdco LLC, 6.75%, 02/01/32(b)		460	450,220
Lockheed Martin Corp., 5.70%, 11/15/54(f)		451	458,153
Northrop Grumman Corp., 4.75%, 06/01/43(f)		680	614,263
RTX Corp., 4.35%, 04/15/47(f)		700	582,312
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		621	662,468
9.75%, 11/15/30		531	586,141
TransDigm, Inc.(b)
6.75%, 08/15/28(f)		1,587	1,610,177
6.38%, 03/01/29(f)		2,387	2,411,336
7.13%, 12/01/31(f)		1,021	1,050,444
6.63%, 03/01/32(f)		2,725	2,759,728
6.00%, 01/15/33		1,464	1,440,777
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,293	1,359,308
			18,510,355
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		312	308,882
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		155	157,990
			466,872
Automobile Components — 1.3%
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		280	241,464
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	423	456,608
6.25%, 05/15/26(b)(f)	USD	350	349,871
8.50%, 05/15/27(b)(f)		3,576	3,576,838
6.75%, 05/15/28(b)(f)		1,058	1,072,903
6.75%, 02/15/30(b)		326	329,107
Dana, Inc.
4.25%, 09/01/30		119	109,827
4.50%, 02/15/32		182	165,732
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(f)		151	149,250
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		81	75,134
5.25%, 04/30/31		18	16,237
5.63%, 04/30/33		137	122,373
IHO Verwaltungs GmbH, Series MAR, (7.00% PIK), 7.00%, 11/15/31(d)(g)	EUR	100	110,819
Mahle GmbH, 6.50%, 05/02/31(d)		100	106,730
Schaeffler AG(d)
04/01/28(h)		100	107,860
4.75%, 08/14/29		100	107,751
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	566	539,819
ZF Finance GmbH, 2.00%, 05/06/27(d)	EUR	100	101,912
			7,740,235
Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	22	21,181
5.00%, 02/15/32(b)		40	36,275
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	180,835

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Aston Martin Capital Holdings Ltd. (continued)
10.38%, 03/31/29(d)	GBP	100	$ 120,236
Carvana Co.(b)(g)
(9.00% PIK), 9.00%, 06/01/30	USD	978	1,035,601
(9.00% PIK), 9.00%, 06/01/31(f)		1,527	1,696,352
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	272,107
Ford Motor Credit Co. LLC, 6.95%, 06/10/26(f)		1,250	1,269,333
General Motors Co., 6.25%, 10/02/43(f)		2,194	2,110,908
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29(b)		200	195,440
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		114	114,245
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		310	290,903
8.25%, 08/01/31(f)		477	495,072
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		500	474,919
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	107,954
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	112,520
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)	USD	200	196,926
Wabash National Corp., 4.50%, 10/15/28(b)(f)		281	252,473
			8,983,280
Banks — 2.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)	EUR	100	107,670
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(d)(i)	USD	505	501,465
Barclays Bank PLC, 1.00%, 02/16/29(j)		476	470,897
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		815	852,938
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200	200,558
JPMorgan Chase & Co.(a)(f)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,027,154
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29		2,250	2,186,876
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(f)		3,000	3,092,872
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	100	114,079
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(f)	USD	500	494,540
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(i)		160	164,043
UBS AG/Stamford CT, 5.00%, 07/09/27(f)		900	910,362
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		195	194,512
			12,317,966
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		2,000	1,844,170
Biotechnology — 0.1%
Amgen, Inc., 4.95%, 10/01/41		250	229,936
Gilead Sciences, Inc., 4.15%, 03/01/47(f)		700	575,476
			805,412
Building Materials — 1.9%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		285	282,808
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	205	228,095
6.38%, 12/15/30(d)		100	111,266
6.63%, 12/15/30(b)(f)	USD	3,738	3,739,657
6.75%, 07/15/31(b)		299	300,944
Security		Par (000)	Value
Building Materials (continued)
JELD-WEN, Inc., 7.00%, 09/01/32(b)(f)	USD	621	$ 550,926
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28(f)		103	99,554
9.75%, 07/15/28		208	209,095
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		1,801	1,812,436
6.75%, 03/01/33		526	523,607
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28(f)		637	618,057
8.88%, 11/15/31		1,171	1,213,198
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		1,002	1,001,703
Standard Industries, Inc.
2.25%, 11/21/26(d)	EUR	131	137,578
4.75%, 01/15/28(b)	USD	6	5,807
4.38%, 07/15/30(b)(f)		297	274,059
3.38%, 01/15/31(b)		125	108,683
Wilsonart LLC, 11.00%, 08/15/32(b)		475	435,834
			11,653,307
Building Products — 0.5%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(b)(f)		325	341,884
GYP Holdings III Corp., 4.63%, 05/01/29(b)		472	441,572
Lowe’s Cos., Inc., 2.80%, 09/15/41(f)		400	276,800
White Cap Buyer LLC, 6.88%, 10/15/28(b)(f)		2,292	2,199,753
			3,260,009
Capital Markets — 1.3%
Apollo Debt Solutions BDC
6.90%, 04/13/29		70	72,630
6.70%, 07/29/31		250	257,937
6.55%, 03/15/32(b)		160	162,118
Ares Capital Corp., 5.80%, 03/08/32		102	101,387
Ares Strategic Income Fund(b)
5.70%, 03/15/28		293	293,007
5.60%, 02/15/30(f)		420	413,969
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		95	93,368
Blackstone Private Credit Fund
6.25%, 01/25/31		89	90,485
6.00%, 11/22/34(b)(f)		930	894,670
Blue Owl Capital Corp. II, 8.45%, 11/15/26(f)		140	146,753
Blue Owl Credit Income Corp.
7.75%, 09/16/27(f)		282	294,322
6.60%, 09/15/29(b)		64	65,034
6.65%, 03/15/31		430	438,553
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		273	257,537
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		401	395,457
Golub Capital Private Credit Fund, 5.88%, 05/01/30(b)		133	131,691
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)(f)		365	360,763
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(f)		268	277,442
HPS Corporate Lending Fund, 6.75%, 01/30/29		157	161,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		1,051	999,197
9.75%, 01/15/29		314	312,122
4.38%, 02/01/29(f)		196	163,296
10.00%, 11/15/29(b)		484	480,610
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(j)		396	414,810
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	362,097
Sixth Street Lending Partners, 6.13%, 07/15/30(b)		146	146,946
			7,787,926
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals — 2.0%
Avient Corp., 6.25%, 11/01/31(b)	USD	227	$ 224,864
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		358	369,217
Celanese U.S. Holdings LLC
6.50%, 04/15/30		249	247,203
6.75%, 04/15/33		245	237,832
Chemours Co.
5.38%, 05/15/27		415	404,838
5.75%, 11/15/28(b)		275	253,644
4.63%, 11/15/29(b)(f)		230	196,318
8.00%, 01/15/33(b)		277	259,018
Element Solutions, Inc., 3.88%, 09/01/28(b)(f)		2,068	1,947,122
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	100	108,141
HB Fuller Co., 4.25%, 10/15/28	USD	90	85,352
Herens Holdco SARL, 4.75%, 05/15/28(b)		271	243,783
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(f)		309	307,135
INEOS Finance PLC, 6.38%, 04/15/29(d)	EUR	100	110,698
INEOS Quattro Finance 2 PLC(d)
8.50%, 03/15/29		102	115,615
6.75%, 04/15/30		100	107,938
Itelyum Regeneration SpA, 04/15/30(d)(h)		100	107,319
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)	USD	384	344,937
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		195	168,067
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		295	287,341
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	209,980
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	112,591
9.75%, 11/15/28(b)(f)	USD	1,086	1,127,501
6.25%, 10/01/29(b)		200	175,486
7.25%, 06/15/31(b)		1,105	1,084,778
Sherwin-Williams Co., 3.80%, 08/15/49		310	231,336
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		586	549,621
WR Grace Holdings LLC(b)
4.88%, 06/15/27		177	170,948
5.63%, 08/15/29(f)		1,797	1,546,510
7.38%, 03/01/31		445	444,616
			11,779,749
Commercial Services & Supplies — 4.3%
ADT Security Corp.(b)
4.13%, 08/01/29		18	16,900
4.88%, 07/15/32		173	161,493
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		2,583	2,615,933
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(f)		1,649	1,515,400
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		1,566	1,477,957
4.63%, 06/01/28(b)(f)		900	852,441
4.88%, 06/01/28(d)	GBP	100	121,424
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	100	112,385
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	168	155,662
4.75%, 10/15/29		128	119,470
Arena Luxembourg Finance SARL, 05/01/30(a)(d)(h)	EUR	100	108,186
Belron UK Finance PLC, 5.75%, 10/15/29(b)	USD	1,022	1,014,846
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	110,576
Brink’s Co.(b)
6.50%, 06/15/29	USD	208	210,852
6.75%, 06/15/32		313	317,351
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Deluxe Corp., 8.13%, 09/15/29(b)	USD	170	$ 170,992
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(d)(i)		200	200,188
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		177	178,226
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28(f)		652	639,037
7.88%, 12/01/30		937	978,566
7.00%, 05/01/31(f)		1,682	1,708,950
7.00%, 06/15/32(f)		754	764,598
5.88%, 04/15/33		582	556,019
Garda World Security Corp.(b)
4.63%, 02/15/27		484	471,100
7.75%, 02/15/28(f)		976	1,000,249
6.00%, 06/01/29		143	134,077
8.25%, 08/01/32		547	533,838
8.38%, 11/15/32		1,271	1,249,659
Herc Holdings, Inc., 6.63%, 06/15/29(b)(f)		314	315,009
Hertz Corp., 12.63%, 07/15/29(b)		195	176,081
Loxam SAS, 6.38%, 05/31/29(d)	EUR	100	112,726
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	USD	158	149,540
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(f)		217	217,170
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		393	381,628
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		777	769,619
Service Corp. International
3.38%, 08/15/30		13	11,585
4.00%, 05/15/31(f)		503	455,577
5.75%, 10/15/32		1,302	1,279,523
Sotheby’s, 7.38%, 10/15/27(b)(f)		1,016	978,216
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(f)		490	430,195
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(d)	EUR	100	109,664
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(f)	USD	520	517,460
United Rentals North America, Inc., 6.13%, 03/15/34(b)		231	231,145
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	80	90,552
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	221	234,000
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		823	842,215
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		49	49,574
6.63%, 04/15/30		417	421,458
7.38%, 10/01/31		335	344,988
			25,614,300
Construction & Engineering — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)(f)		320	225,600
Arcosa, Inc.(b)
4.38%, 04/15/29		477	447,026
6.88%, 08/15/32		40	40,553
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(f)		2,093	1,996,726
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(d)	EUR	100	114,186
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	190,500
Heathrow Finance PLC, 4.13%, 09/01/29(d)(k)	GBP	100	117,618
			3,132,209
Consumer Finance — 1.6%
Block, Inc.
2.75%, 06/01/26	USD	534	517,931
3.50%, 06/01/31(f)		207	181,996
6.50%, 05/15/32(b)(f)		2,980	3,010,042

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(f)	USD	1,606	$ 1,671,743
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		111	108,539
Global Payments, Inc., 1.50%, 03/01/31(j)		536	504,912
Navient Corp., 9.38%, 07/25/30		189	201,340
OneMain Finance Corp.
6.63%, 01/15/28		157	158,164
6.63%, 05/15/29		438	438,819
5.38%, 11/15/29		61	58,032
7.88%, 03/15/30		362	375,203
4.00%, 09/15/30		231	203,500
7.50%, 05/15/31		162	164,850
7.13%, 11/15/31		141	141,838
6.75%, 03/15/32		397	389,648
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)(f)		760	766,035
Shift4 Payments, Inc., 0.00%, 12/15/25(j)(l)		219	250,536
SLM Corp., 6.50%, 01/31/30		82	84,140
WEX, Inc., 6.50%, 03/15/33(b)		486	480,671
			9,707,939
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP	100	125,989
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	204	208,304
4.80%, 11/18/44		136	123,129
			457,422
Containers & Packaging — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		736	725,760
3.25%, 09/01/28		200	179,253
4.00%, 09/01/29(f)		2,000	1,703,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	243	242,721
4.13%, 08/15/26(b)	USD	1,124	1,032,349
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29(f)		864	868,771
6.88%, 01/15/30		627	631,756
8.75%, 04/15/30(f)		738	748,439
6.75%, 04/15/32		1,001	1,007,925
Graphic Packaging International LLC, 2.63%, 02/01/29(d)	EUR	195	197,726
LABL, Inc.(b)
5.88%, 11/01/28	USD	42	33,052
9.50%, 11/01/28		567	479,388
8.63%, 10/01/31		329	245,105
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		4,853	4,755,940
9.25%, 04/15/27		218	205,639
OI European Group BV
6.25%, 05/15/28(b)	EUR	150	166,453
5.25%, 06/01/29(d)		100	108,779
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	51	50,721
Sealed Air Corp.(b)
4.00%, 12/01/27		98	94,331
5.00%, 04/15/29		77	74,784
6.50%, 07/15/32		146	147,774
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		28	28,984
Security		Par (000)	Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	USD	16	$ 17,160
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		426	419,403
			14,165,263
Diversified REITs — 1.1%
American Tower Corp., 2.30%, 09/15/31(f)		1,000	855,087
Digital Realty Trust LP, 1.88%, 11/15/29(b)(j)		109	107,943
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		353	325,926
Iron Mountain, Inc.(b)
7.00%, 02/15/29		889	909,202
5.25%, 07/15/30		31	29,724
5.63%, 07/15/32		89	85,084
6.25%, 01/15/33		647	640,764
SBA Communications Corp., 3.13%, 02/01/29(f)		651	594,140
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(f)		2,845	3,022,221
			6,570,091
Diversified Telecommunication Services — 5.4%
Altice Financing SA(b)
5.00%, 01/15/28		200	150,065
5.75%, 08/15/29		800	585,187
AT&T, Inc., 4.35%, 06/15/45(f)		2,656	2,202,337
CommScope LLC(b)
4.75%, 09/01/29(f)		899	799,256
9.50%, 12/15/31		550	566,500
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		600	547,037
Corning, Inc., 4.38%, 11/15/57(f)		1,915	1,523,279
EchoStar Corp.(f)
(6.75% PIK), 6.75%, 11/30/30(g)		2,531	2,296,423
10.75%, 11/30/29		1,987	2,087,923
Eutelsat SA, 1.50%, 10/13/28(d)	EUR	100	84,528
Fibercop SpA(b)
6.00%, 09/30/34	USD	897	816,961
7.20%, 07/18/36		358	344,740
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		405	404,544
5.00%, 05/01/28(b)		1,139	1,123,780
5.88%, 11/01/29		220	219,521
6.00%, 01/15/30(b)		319	319,706
8.75%, 05/15/30(b)(f)		2,085	2,196,406
8.63%, 03/15/31(b)		331	352,571
Iliad Holding SASU
7.00%, 10/15/28(b)(f)		238	240,888
5.38%, 04/15/30(d)	EUR	100	108,619
8.50%, 04/15/31(b)	USD	1,050	1,101,200
7.00%, 04/15/32(b)		785	786,038
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)		22	20,901
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	117	127,138
Kenbourne Invest SA(c)
12.50%, 01/31/31	USD	60	59,931
5.00%, 01/31/32		256	255,502
Level 3 Financing, Inc.(b)
10.50%, 04/15/29(f)		1,574	1,731,910
4.88%, 06/15/29(f)		996	842,403
11.00%, 11/15/29(f)		1,850	2,062,367
4.50%, 04/01/30		428	342,721
10.50%, 05/15/30		1,116	1,195,787
3.88%, 10/15/30		53	40,004
10.75%, 12/15/30		658	727,263
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	112,510
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.(b)
4.13%, 04/15/30	USD	259	$ 241,419
10.00%, 10/15/32		283	282,161
Sable International Finance Ltd., 7.13%, 10/15/32(b)		632	607,984
SoftBank Group Corp.(d)
4.50%, 04/20/25	EUR	100	108,119
3.38%, 07/06/29		100	102,737
3.88%, 07/06/32		100	100,020
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	104	107,713
Telecom Italia SpA/Milano, 2.75%, 04/15/25(d)	EUR	100	108,049
Verizon Communications, Inc.(f)
4.50%, 08/10/33	USD	500	480,063
3.00%, 11/20/60		1,250	737,627
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		67	61,268
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(f)		1,659	1,689,040
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		812	739,601
6.13%, 03/01/28		414	344,343
			32,086,090
Electric Utilities — 2.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)		211	188,791
Alpha Generation LLC, 6.75%, 10/15/32(b)		492	492,320
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(d)	EUR	100	109,470
6.38%, 02/15/32(b)	USD	290	281,201
Calpine Corp.(b)
5.13%, 03/15/28(f)		791	778,264
5.00%, 02/01/31		88	84,016
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		53	51,374
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		800	803,520
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,295,395
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		3,040	2,909,449
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(d)	EUR	100	108,671
Enel Finance International NV, 3.63%, 05/25/27(b)(f)	USD	1,250	1,223,745
Lightning Power LLC, 7.25%, 08/15/32(b)		126	129,727
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		191	184,417
NRG Energy, Inc.(b)
5.75%, 07/15/29		342	335,574
6.00%, 02/01/33		1,038	1,009,804
6.25%, 11/01/34		1,080	1,063,162
Pike Corp., 8.63%, 01/31/31(b)		117	123,295
Public Power Corp. SA, 4.63%, 10/31/31(d)	EUR	100	109,344
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	USD	149	149,372
Virginia Electric and Power Co., 6.35%, 11/30/37(f)		750	808,608
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		240	246,283
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		480	502,680
6.88%, 04/15/32		507	516,742
XPLR Infrastructure Operating Partners LP(b)
3.88%, 10/15/26		86	82,720
8.38%, 01/15/31		1,085	1,066,973
			14,654,917
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., 5.00%, 12/15/29(b)(f)		650	620,077
Imola Merger Corp., 4.75%, 05/15/29(b)		353	335,225
Nexans SA, 4.25%, 03/11/30(d)	EUR	100	109,085
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.(b)
4.38%, 02/15/30	USD	810	$ 748,253
3.75%, 02/15/31		26	22,702
6.63%, 07/15/32		500	494,951
WESCO Distribution, Inc.(b)
6.63%, 03/15/32		245	248,533
6.38%, 03/15/33		353	354,782
Xerox Corp., 10/15/30(b)(h)		160	158,400
Zebra Technologies Corp., 6.50%, 06/01/32(b)		184	186,216
			3,278,224
Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		113	113,060
6.25%, 04/01/28		1,088	1,088,835
6.63%, 09/01/32		639	641,510
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		685	698,256
Oceaneering International, Inc., 6.00%, 02/01/28		92	91,026
Star Holding LLC, 8.75%, 08/01/31(b)		340	324,986
TGS ASA, 8.50%, 01/15/30(b)		200	206,609
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)(f)		553	562,439
Weatherford International Ltd., 8.63%, 04/30/30(b)(f)		531	539,165
			4,265,886
Entertainment — 2.3%
Banijay Entertainment SAS, 8.13%, 05/01/29(b)		200	205,513
Boyne USA, Inc., 4.75%, 05/15/29(b)(f)		397	373,764
Caesars Entertainment, Inc.(b)
7.00%, 02/15/30(f)		2,187	2,216,960
6.50%, 02/15/32(f)		959	955,890
6.00%, 10/15/32		259	241,872
Churchill Downs, Inc.(b)
4.75%, 01/15/28		374	363,340
5.75%, 04/01/30		1,073	1,049,534
6.75%, 05/01/31(f)		540	544,254
Cinemark USA, Inc., 7.00%, 08/01/32(b)(f)		148	149,396
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.11%, 07/31/28(a)(d)	EUR	100	109,373
CPUK Finance Ltd., 4.50%, 08/28/27(d)	GBP	100	123,553
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	USD	524	526,460
Inter Media and Communication SpA, 6.75%, 02/09/27(d)	EUR	98	107,528
Light & Wonder International, Inc.(b)
7.25%, 11/15/29	USD	213	215,916
7.50%, 09/01/31		272	278,631
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		303	281,122
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(f)		412	401,633
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.49%, 12/15/30(a)(d)	EUR	100	108,517
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	392	370,262
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(b)(h)		240	235,862
Odeon Finco PLC, 12.75%, 11/01/27(b)		400	418,048
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	100	127,341
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	148	108,780
5.88%, 09/01/31		214	141,775
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		225	221,238
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		334	314,993

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(f)	USD	180	$ 180,694
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)		1,100	1,109,100
Vail Resorts, Inc., 6.50%, 05/15/32(b)(f)		479	484,308
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(f)		1,011	970,207
7.13%, 02/15/31(f)		617	638,509
6.25%, 03/15/33		283	275,624
			13,849,997
Environmental, Maintenance & Security Service — 0.8%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		53	53,567
GFL Environmental, Inc.(b)
4.00%, 08/01/28		567	538,870
3.50%, 09/01/28		259	244,721
4.38%, 08/15/29(f)		519	489,545
6.75%, 01/15/31		669	689,613
Madison IAQ LLC(b)
4.13%, 06/30/28		320	301,999
5.88%, 06/30/29(f)		787	743,535
Reworld Holding Corp.
4.88%, 12/01/29(b)(f)		181	168,350
5.00%, 09/01/30		91	84,294
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		1,393	1,397,700
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		174	177,157
			4,889,351
Financial Services — 1.6%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		60	58,058
Azorra Finance Ltd., 7.75%, 04/15/30(b)		223	219,874
Clue Opco LLC, 9.50%, 10/15/31(b)		186	186,055
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		220	223,419
9.13%, 05/15/31		387	389,443
8.38%, 04/01/32		280	273,588
GGAM Finance Ltd.(b)
7.75%, 05/15/26		58	58,640
8.00%, 02/15/27		425	435,419
8.00%, 06/15/28		177	185,604
6.88%, 04/15/29		341	345,056
5.88%, 03/15/30		281	277,667
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		362	366,977
Intrum AB, 3.00%, 09/15/27(d)(e)(m)	EUR	100	85,423
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(f)	USD	415	390,160
Macquarie Airfinance Holdings Ltd.(b)(f)
8.13%, 03/30/29		327	343,172
6.50%, 03/26/31		220	229,089
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	192,779
5.63%, 01/15/30		200	181,158
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27(f)		101	100,947
6.50%, 08/01/29		696	705,603
5.13%, 12/15/30(f)		269	268,310
5.75%, 11/15/31(f)		170	169,947
7.13%, 02/01/32		1,053	1,093,820
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		266	276,720
7.13%, 11/15/30		366	371,843
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc.(b) (continued)
6.88%, 02/15/33	USD	268	$ 266,325
ProGroup AG, 5.13%, 04/15/29(d)	EUR	100	106,724
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)	USD	333	319,160
3.88%, 03/01/31(f)		256	229,325
4.00%, 10/15/33		125	107,225
Stena International SA, 7.25%, 01/15/31(d)		200	199,908
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(g)	EUR	100	32,980
UWM Holdings LLC, 6.63%, 02/01/30(b)	USD	626	620,887
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(g)		86	86,825
			9,398,130
Food Products — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		65	63,522
4.63%, 01/15/27		1,035	1,019,617
5.88%, 02/15/28		348	347,830
6.50%, 02/15/28		128	129,794
3.50%, 03/15/29		285	262,288
4.88%, 02/15/30(f)		328	313,357
6.25%, 03/15/33		258	260,514
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	200	216,260
Aramark Services, Inc., 5.00%, 02/01/28(b)(f)	USD	492	483,037
B&G Foods, Inc., 8.00%, 09/15/28(b)		118	118,560
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(d)	GBP	104	125,434
BRF GmbH, 4.35%, 09/29/26(d)	USD	200	196,382
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)		1,624	1,765,226
Chobani LLC/Chobani Finance Corp., Inc.(b)(f)
4.63%, 11/15/28		1,198	1,152,723
7.63%, 07/01/29		1,528	1,569,931
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	156	167,453
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)	USD	314	312,097
ELO SACA, 3.25%, 07/23/27(d)	EUR	100	102,615
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	77	79,500
9.63%, 09/15/32		117	120,233
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)(d)	EUR	100	108,130
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	214	220,122
Lamb Weston Holdings, Inc.(b)(f)
4.13%, 01/31/30		368	342,790
4.38%, 01/31/32		516	471,344
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(d)	EUR	100	107,860
Market Bidco Finco PLC, 4.75%, 11/04/27(d)		100	104,756
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	383	358,158
6.13%, 09/15/32		707	702,731
Post Holdings, Inc.(b)
4.63%, 04/15/30(f)		397	370,744
4.50%, 09/15/31		42	38,039
6.25%, 02/15/32		359	361,107
6.38%, 03/01/33		427	419,876
6.25%, 10/15/34		326	320,967
Premier Foods Finance PLC, 3.50%, 10/15/26(d)	GBP	100	127,076
Tereos Finance Groupe I SA, 5.75%, 04/30/31(d)	EUR	100	108,752
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc.(b)
4.75%, 02/15/29	USD	427	$ 411,545
4.63%, 06/01/30		25	23,741
7.25%, 01/15/32		346	359,665
United Natural Foods, Inc., 6.75%, 10/15/28(b)		280	276,499
			14,040,275
Ground Transportation — 0.5%
Brightline East LLC, 11.00%, 01/31/30(b)(f)		289	254,567
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)		500	436,669
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		568	567,554
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(f)		1,623	1,632,036
Union Pacific Corp., 3.20%, 05/20/41(f)		275	209,190
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		180	181,000
			3,281,016
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	300	322,314
4.63%, 07/15/28(b)(f)	USD	624	601,405
3.88%, 11/01/29(b)		31	28,620
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(f)		1,581	1,640,288
Insulet Corp., 6.50%, 04/01/33(b)		324	329,333
Medline Borrower LP(b)
3.88%, 04/01/29		888	830,043
5.25%, 10/01/29(f)		2,001	1,920,106
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		906	917,533
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		254	267,436
Opal Bidco SAS(h)
03/31/32	EUR	100	108,130
03/31/32	USD	431	431,000
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		259	263,307
			7,659,515
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		218	217,785
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		469	435,119
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		55	49,221
CHS/Community Health Systems, Inc.(b)(f)
5.63%, 03/15/27		961	917,679
6.00%, 01/15/29		769	683,374
5.25%, 05/15/30		1,197	987,578
4.75%, 02/15/31		506	399,981
10.88%, 01/15/32		1,045	1,029,504
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		522	531,138
DaVita, Inc., 6.88%, 09/01/32(b)		237	238,330
Encompass Health Corp., 4.63%, 04/01/31		303	283,975
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	100	115,195
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)	USD	147	133,670
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		280	269,656
HealthEquity, Inc., 4.50%, 10/01/29(b)		559	524,001
IQVIA, Inc., 6.50%, 05/15/30(b)		274	278,869
LifePoint Health, Inc.(b)
9.88%, 08/15/30(f)		216	227,902
11.00%, 10/15/30(f)		949	1,031,666
8.38%, 02/15/32		592	596,061
10.00%, 06/01/32(f)		484	461,692
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		16	15,239
3.88%, 11/15/30		166	148,594
3.88%, 05/15/32(f)		213	186,871
6.25%, 01/15/33		328	322,814
Security		Par (000)	Value
Health Care Providers & Services (continued)
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)	USD	686	$ 552,043
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		152	143,405
Star Parent, Inc., 9.00%, 10/01/30(b)(f)		602	593,365
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(f)		884	874,173
Tenet Healthcare Corp.
6.13%, 06/15/30		320	318,521
6.75%, 05/15/31(f)		1,097	1,112,673
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(f)		360	358,962
UnitedHealth Group, Inc., 3.95%, 10/15/42(f)		750	614,500
			14,653,556
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	355	390,415
7.00%, 02/15/32(d)		100	109,976
8.50%, 02/15/32(b)	USD	1,133	1,154,180
			1,654,571
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		295	297,178
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		158	156,214
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		142	134,337
6.50%, 04/01/32(f)		1,342	1,339,596
Service Properties Trust(f)
8.63%, 11/15/31(b)		1,753	1,849,264
8.88%, 06/15/32		604	597,728
XHR LP, 6.63%, 05/15/30(b)		156	153,152
			4,527,469
Hotels, Restaurants & Leisure — 3.0%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		252	249,463
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(a)(d)	EUR	100	108,405
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28	USD	69	65,948
4.38%, 01/15/28		58	55,778
4.00%, 10/15/30		771	697,767
Carnival Corp.(b)
6.00%, 05/01/29(f)		991	984,059
6.13%, 02/15/33		1,227	1,209,122
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		412	379,454
6.75%, 01/15/30(f)		172	148,711
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(f)		295	285,288
4.00%, 05/01/31(b)		198	179,312
3.63%, 02/15/32(b)		45	39,442
6.13%, 04/01/32(b)(f)		195	195,742
5.88%, 03/15/33(b)		571	565,369
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		147	149,797
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		275	273,390
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		353	269,292
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		400	398,520
5.75%, 07/21/28(b)		200	192,500
5.38%, 12/04/29(d)		250	229,998
7.63%, 04/17/32(b)		544	543,225
MGM China Holdings Ltd.
5.88%, 05/15/26(d)		250	249,555

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd. (continued)
4.75%, 02/01/27(b)	USD	200	$ 195,500
7.13%, 06/26/31(b)		200	204,250
MGM Resorts International, 6.13%, 09/15/29		610	603,955
NCL Corp. Ltd.(b)
8.13%, 01/15/29		159	167,241
7.75%, 02/15/29		80	83,377
6.25%, 03/01/30		198	194,385
6.75%, 02/01/32		731	722,084
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		185	196,540
Royal Caribbean Cruises Ltd.(b)
5.63%, 09/30/31(f)		1,547	1,519,035
6.00%, 02/01/33		765	764,523
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		547	541,302
10.75%, 11/15/29(f)		663	667,825
Station Casinos LLC(b)
4.63%, 12/01/31		354	318,076
6.63%, 03/15/32		254	251,919
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29(d)	GBP	100	133,373
TUI AG, 5.88%, 03/15/29(d)	EUR	100	111,647
Viking Cruises Ltd.(b)
5.88%, 09/15/27(f)	USD	308	306,441
7.00%, 02/15/29		66	66,222
9.13%, 07/15/31		846	903,639
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	202,526
Wynn Macau Ltd.
5.50%, 01/15/26(b)		200	198,770
5.50%, 01/15/26(d)		200	198,770
5.63%, 08/26/28(b)(f)		1,163	1,117,934
5.13%, 12/15/29(b)		610	566,538
			17,706,009
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)		185	167,279
Beazer Homes USA, Inc.
5.88%, 10/15/27		74	72,557
7.50%, 03/15/31(b)		55	53,285
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		266	239,837
4.88%, 02/15/30		476	416,059
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)		229	208,962
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		151	156,061
Empire Communities Corp., 9.75%, 05/01/29(b)		67	67,763
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		1,133	1,211,872
LG Electronics, Inc., 5.63%, 04/24/27(b)(f)		200	203,392
LGI Homes, Inc.(b)
8.75%, 12/15/28		116	120,893
7.00%, 11/15/32		291	275,199
Meritage Homes Corp., 1.75%, 05/15/28(b)(j)		521	509,017
New Home Co., Inc., 9.25%, 10/01/29(b)		296	303,620
Scotts Miracle-Gro Co.
4.50%, 10/15/29		64	59,671
4.38%, 02/01/32		15	13,180
Somnigroup International, Inc., 3.88%, 10/15/31(b)		66	57,949
STL Holding Co. LLC, 8.75%, 02/15/29(b)		158	162,160
			4,298,756
Security		Par (000)	Value
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28	USD	20	$ 19,743
4.13%, 10/15/30(f)		159	144,554
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		78	69,177
			233,474
Independent Power and Renewable Electricity Producers — 0.0%
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(g)		176	110,870
Industrial Conglomerates(b) — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33		169	168,103
Axon Enterprise, Inc.
6.13%, 03/15/30		378	381,487
6.25%, 03/15/33		296	299,045
			848,635
Insurance — 5.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27(f)		2,111	2,037,328
6.75%, 10/15/27(f)		1,210	1,205,184
6.75%, 04/15/28		180	180,704
5.88%, 11/01/29(f)		1,497	1,446,903
7.00%, 01/15/31		1,268	1,271,878
7.38%, 10/01/32		1,202	1,207,279
AmWINS Group, Inc.(b)
6.38%, 02/15/29		182	183,387
4.88%, 06/30/29		147	138,578
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		295	290,743
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	200	220,585
7.75%, 02/15/31(b)	USD	1,593	1,622,717
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		1,722	1,753,028
AssuredPartners, Inc., 7.50%, 02/15/32(b)		504	537,985
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	268,694
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31(f)		2,200	2,220,320
8.13%, 02/15/32		1,048	1,058,991
HUB International Ltd.(b)(f)
7.25%, 06/15/30		4,615	4,753,478
7.38%, 01/31/32		5,562	5,640,373
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		903	948,620
10.50%, 12/15/30		513	549,325
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(f)		3,835	3,907,601
Ryan Specialty LLC(b)
4.38%, 02/01/30		163	155,089
5.88%, 08/01/32		501	494,829
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(f)		700	568,581
Unipol Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	100	111,001
USI, Inc., 7.50%, 01/15/32(b)(f)	USD	611	623,328
			33,396,529
Interactive Media & Services — 0.2%
Snap, Inc., 6.88%, 03/01/33(b)		943	942,929
Internet Software & Services(b) — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28		514	471,988
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Acuris Finance U.S., Inc./Acuris Finance SARL (continued)
9.00%, 08/01/29	USD	200	$ 193,612
Cablevision Lightpath LLC
3.88%, 09/15/27		418	396,935
5.63%, 09/15/28		401	367,613
ION Trading Technologies SARL, 9.50%, 05/30/29		200	200,757
Match Group Holdings II LLC
4.13%, 08/01/30		262	234,808
3.63%, 10/01/31		64	55,157
Rakuten Group, Inc.
11.25%, 02/15/27		283	306,595
9.75%, 04/15/29		474	514,630
			2,742,095
IT Services — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		343	337,395
Atos SE(d)(k)
5.20%, 12/18/30	EUR	59	51,969
9.36%, 12/18/29		47	54,079
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	728	715,042
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(f)		770	776,234
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		210	211,643
KBR, Inc., 4.75%, 09/30/28(b)		204	193,947
McAfee Corp., 7.38%, 02/15/30(b)(f)		839	742,579
Science Applications International Corp., 4.88%, 04/01/28(b)		239	228,950
			3,311,838
Machinery — 1.3%
Chart Industries, Inc.(b)
7.50%, 01/01/30(f)		791	820,382
9.50%, 01/01/31		102	108,889
Esab Corp., 6.25%, 04/15/29(b)		350	355,108
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		170	133,450
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(f)		971	972,803
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(a)(d)	EUR	100	108,091
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	175	179,890
Terex Corp.(b)
5.00%, 05/15/29		67	63,939
6.25%, 10/15/32		228	221,108
TK Elevator Holdco GmbH
6.63%, 07/15/28(d)	EUR	168	181,283
7.63%, 07/15/28(b)	USD	1,033	1,033,877
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	372	399,729
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(f)	USD	2,566	2,517,911
Vertiv Group Corp., 4.13%, 11/15/28(b)(f)		847	806,312
			7,902,772
Media — 4.4%
Cable One, Inc.
0.00%, 03/15/26(j)(l)		114	108,015
1.13%, 03/15/28(j)		1,006	798,533
4.00%, 11/15/30(b)		24	19,030
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		76	73,538
6.38%, 09/01/29		1,472	1,467,604
4.75%, 03/01/30(f)		126	116,858
4.25%, 02/01/31(f)		632	560,033
7.38%, 03/01/31(f)		2,275	2,311,343
4.75%, 02/01/32		41	36,404
4.50%, 06/01/33		51	43,495
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(b) (continued)
4.25%, 01/15/34(f)	USD	1,351	$ 1,111,198
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47		3,000	2,485,739
CSC Holdings LLC(b)
5.38%, 02/01/28		600	511,698
11.25%, 05/15/28		266	257,158
11.75%, 01/31/29		2,134	2,069,644
4.13%, 12/01/30		200	144,827
3.38%, 02/15/31		406	290,442
4.50%, 11/15/31		200	145,026
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(f)		1,326	1,284,955
DISH DBS Corp.(b)
5.25%, 12/01/26		1,285	1,179,560
5.75%, 12/01/28		1,201	1,012,860
DISH Network Corp., 11.75%, 11/15/27(b)		2,129	2,242,000
GCI LLC, 4.75%, 10/15/28(b)		66	60,844
Gray Media, Inc.(b)
7.00%, 05/15/27		217	212,666
10.50%, 07/15/29(f)		682	710,542
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		580	484,902
Midcontinent Communications, 8.00%, 08/15/32(b)		495	500,500
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		421	360,212
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		889	877,251
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		97	93,975
5.00%, 08/01/27		983	960,429
4.00%, 07/15/28		96	89,568
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(f)		794	722,036
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(g)	EUR	110	97,615
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	388,000
Univision Communications, Inc.(b)
6.63%, 06/01/27		568	563,302
8.00%, 08/15/28		850	852,655
8.50%, 07/31/31(f)		520	508,113
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(d)	GBP	100	125,768
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	95,965
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	295	257,045
Ziggo BV, 4.88%, 01/15/30(b)(f)		217	198,780
			26,430,128
Metals & Mining — 2.7%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		522	524,272
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	183,812
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		312	318,119
11.50%, 10/01/31(f)		1,160	1,261,419
ATI, Inc.
5.88%, 12/01/27(f)		157	155,903
4.88%, 10/01/29		129	122,857
7.25%, 08/15/30(f)		634	653,489
5.13%, 10/01/31		350	327,753
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		250	233,895
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(f)		1,014	1,015,361
Carpenter Technology Corp., 7.63%, 03/15/30		463	476,911

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29	USD	296	$ 289,653
7.50%, 09/15/31		110	107,396
7.38%, 05/01/33		241	231,248
Constellium SE(b)
5.63%, 06/15/28		250	242,454
3.75%, 04/15/29(f)		1,492	1,351,740
6.38%, 08/15/32		422	412,083
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		994	1,046,185
8.00%, 03/01/33		265	268,313
Kaiser Aluminum Corp.(b)(f)
4.63%, 03/01/28		351	333,400
4.50%, 06/01/31		1,209	1,069,997
New Gold, Inc., 6.88%, 04/01/32(b)		415	419,139
Novelis Corp.(b)(f)
3.25%, 11/15/26		1,055	1,019,911
4.75%, 01/30/30		618	573,380
3.88%, 08/15/31		1,399	1,216,300
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	300	308,394
Novelis, Inc., 6.88%, 01/30/30(b)	USD	605	613,560
Rio Tinto Finance USA PLC, 4.13%, 08/21/42		400	336,627
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		155	145,511
Samarco Mineracao SA(g)
(9.00% PIK), 9.00%, 06/30/31(d)		81	78,621
(9.00% PIK), 9.00%, 06/30/31(b)		28	27,381
Vale Overseas Ltd., 6.40%, 06/28/54		55	54,203
Vallourec SACA, 7.50%, 04/15/32(b)		417	435,703
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		94	92,410
			15,947,400
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.3%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		223	212,029
7.75%, 12/01/29		86	88,518
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		85	80,951
7.00%, 07/15/31		297	304,835
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	231,684
6.00%, 04/15/30		115	112,375
6.50%, 07/01/30		292	292,149
10/15/30(h)		323	320,004
			1,642,545
Oil, Gas & Consumable Fuels — 9.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		504	512,642
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		263	257,073
6.63%, 02/01/32		383	389,391
Apache Corp., 5.25%, 02/01/42(f)		800	669,110
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(b)		214	262,150
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		296	302,506
7.25%, 07/15/32		238	246,212
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(f)		199	188,484
10.38%, 11/15/30		244	226,218
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
6.88%, 07/01/29(b)	USD	129	$ 131,132
6.75%, 02/01/30(b)		118	119,523
5.85%, 11/15/43		182	160,912
5.60%, 10/15/44		117	100,288
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	131,758
Chord Energy Corp., 6.75%, 03/15/33(b)	USD	234	232,773
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		939	955,584
Civitas Resources, Inc.(b)
8.38%, 07/01/28		300	309,596
8.63%, 11/01/30(f)		250	257,918
8.75%, 07/01/31(f)		640	657,244
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	115,441
CNX Resources Corp., 7.25%, 03/01/32(b)		154	156,598
Comstock Resources, Inc.(b)
6.75%, 03/01/29(f)		436	426,426
6.75%, 03/01/29		180	174,919
5.88%, 01/15/30(f)		666	628,972
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(f)		2,219	2,128,809
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(f)		718	710,150
7.38%, 01/15/33		794	765,590
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		166	170,109
DT Midstream, Inc.(b)
4.13%, 06/15/29		415	390,571
4.38%, 06/15/31(f)		272	250,188
Ecopetrol SA, 8.88%, 01/13/33		100	102,975
eG Global Finance PLC, 12.00%, 11/30/28(b)		391	432,934
Enbridge, Inc., (3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)(f)		1,865	1,843,938
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		227	241,215
Energy Transfer LP
6.13%, 12/15/45(f)		500	491,660
5.30%, 04/15/47(f)		350	309,503
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		695	731,382
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		4,521	4,515,670
EQM Midstream Partners LP(b)
4.50%, 01/15/29		32	30,992
6.38%, 04/01/29		452	462,450
7.50%, 06/01/30		108	116,579
4.75%, 01/15/31		307	295,277
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		227	229,258
8.25%, 01/15/29		431	444,980
8.88%, 04/15/30		65	67,505
7.88%, 05/15/32		557	560,957
8.00%, 05/15/33		385	387,996
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		242	245,219
Harvest Midstream I LP, 7.50%, 05/15/32(b)		147	151,068
Hess Corp., 4.30%, 04/01/27(f)		750	746,239
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		339	345,740
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	187,822
5.75%, 02/01/29		281	271,490
6.00%, 04/15/30		28	26,627
8.38%, 11/01/33		783	802,399
6.88%, 05/15/34		446	419,455
7.25%, 02/15/35		189	180,494
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28	USD	284	$ 296,122
7.38%, 07/15/32		302	309,406
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	197,000
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,431	1,235,746
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		590	544,294
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		685	684,602
Kinetik Holdings LP, 6.63%, 12/15/28(b)		76	77,209
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		190	189,650
Matador Resources Co.(b)(f)
6.88%, 04/15/28		332	336,196
6.50%, 04/15/32		399	395,422
Medco Bell Pte. Ltd., 6.38%, 01/30/27(d)		250	248,000
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		130	126,760
MPLX LP, 1.75%, 03/01/26		235	228,855
Murphy Oil Corp., 5.88%, 12/01/42		35	30,066
Nabors Industries Ltd., 7.50%, 01/15/28(b)(f)		143	131,630
Nabors Industries, Inc., 7.38%, 05/15/27(b)		329	324,492
NFE Financing LLC, 12.00%, 11/15/29(b)		690	581,983
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		365	367,550
8.38%, 02/15/32(f)		1,368	1,370,933
Noble Finance II LLC, 8.00%, 04/15/30(b)		401	400,764
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)(f)		1,369	1,372,528
3.63%, 04/15/29(j)		201	211,814
8.75%, 06/15/31(b)		292	297,827
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		227	229,117
Parkland Corp., 6.63%, 08/15/32(b)		331	330,811
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		198	173,405
Permian Resources Operating LLC(b)
8.00%, 04/15/27		352	358,652
5.88%, 07/01/29(f)		528	521,090
7.00%, 01/15/32(f)		431	440,739
6.25%, 02/01/33		645	642,448
Petroleos Mexicanos
8.75%, 06/02/29		146	145,038
5.95%, 01/28/31(f)		183	154,992
6.70%, 02/16/32		44	38,606
10.00%, 02/07/33		80	83,108
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		60	61,440
Prairie Acquiror LP, 9.00%, 08/01/29(b)		253	257,526
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	63,201
Shell Finance U.S., Inc., 4.00%, 05/10/46(f)		450	360,465
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		510	524,950
SM Energy Co.
6.50%, 07/15/28		54	53,630
7.00%, 08/01/32(b)		174	170,767
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		117	105,630
Sunoco LP, 6.25%, 07/01/33(b)		395	395,414
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		178	173,244
7.38%, 02/15/29		702	705,497
6.00%, 12/31/30		13	12,333
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) (continued)
6.00%, 09/01/31	USD	168	$ 158,820
Talos Production, Inc., 9.38%, 02/01/31(b)		202	205,527
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		290	272,281
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		76	76,559
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		138	140,044
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		173	176,534
Transocean, Inc.(b)
8.00%, 02/01/27		554	551,921
8.25%, 05/15/29		509	497,535
8.75%, 02/15/30(f)		296	307,424
8.50%, 05/15/31		434	421,711
Valaris Ltd., 8.38%, 04/30/30(b)		710	710,815
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		1,025	948,848
4.13%, 08/15/31		157	142,650
3.88%, 11/01/33		754	648,930
Venture Global LNG, Inc.(b)
9.50%, 02/01/29(f)		2,956	3,169,752
7.00%, 01/15/30		978	963,514
8.38%, 06/01/31(f)		1,893	1,920,034
9.88%, 02/01/32(f)		2,007	2,131,605
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		204	199,769
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		50	48,650
Vital Energy, Inc.(f)
9.75%, 10/15/30		302	307,167
7.88%, 04/15/32(b)		835	777,317
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		285	277,069
YPF SA, 9.50%, 01/17/31(b)		105	109,489
			57,795,028
Paper & Forest Products — 0.0%
Fiber Bidco SpA, 6.13%, 06/15/31(d)	EUR	100	105,490
Magnera Corp., 7.25%, 11/15/31(b)	USD	183	177,988
			283,478
Passenger Airlines(b) — 0.3%
American Airlines, Inc., 8.50%, 05/15/29(f)		574	582,722
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		282	278,360
OneSky Flight LLC, 8.88%, 12/15/29		369	372,943
United Airlines, Inc., 4.63%, 04/15/29(f)		886	838,404
			2,072,429
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		434	426,995
Pharmaceuticals — 2.5%
1261229 BC Ltd., 04/15/32(b)(h)		3,781	3,757,794
1375209 BC Ltd., 9.00%, 01/30/28(b)		332	331,743
AbbVie, Inc., 5.35%, 03/15/44(f)		1,500	1,483,384
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		383	382,617
6.13%, 02/01/27		1,229	1,246,206
5.75%, 08/15/27		241	240,578
11.00%, 09/30/28		1,585	1,509,712
Becton Dickinson & Co., 4.69%, 12/15/44(f)		600	524,750
CVS Health Corp., 6.00%, 06/01/44(f)		1,110	1,084,455
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(f)		363	378,437
Grifols SA, 2.25%, 11/15/27(d)	EUR	214	222,027
Gruenenthal GmbH, 4.63%, 11/15/31(d)		100	104,488
Jazz Securities DAC, 4.38%, 01/15/29(b)(f)	USD	200	190,035
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)	EUR	100	112,763
Option Care Health, Inc., 4.38%, 10/31/29(b)(f)	USD	314	292,964

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(f)
4.13%, 04/30/28	USD	400	$ 373,822
7.88%, 05/15/34		200	194,136
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(a)(d)	EUR	100	108,671
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(f)	USD	867	838,042
4.75%, 05/09/27		200	196,078
6.75%, 03/01/28		400	409,404
7.88%, 09/15/29		200	215,080
8.13%, 09/15/31(f)		200	222,752
Viatris, Inc., 2.30%, 06/22/27		392	369,085
			14,789,023
Real Estate Management & Development — 0.5%
Adler Financing SARL(g)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	18	20,041
Series 1L, (8.25% PIK), 8.25%, 12/31/28		78	86,244
ADLER Real Estate GmbH, 3.00%, 04/27/26(d)		100	105,697
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	316	281,484
Series AI, 7.00%, 04/15/30		348	309,451
CoreLogic, Inc., 4.50%, 05/01/28(b)(f)		1,584	1,474,336
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		399	423,700
Fantasia Holdings Group Co. Ltd.(d)(e)(m)
11.75%, 04/17/22		430	10,750
12.25%, 10/18/22		200	5,000
11.88%, 06/01/23		200	5,000
9.25%, 07/28/23		400	10,000
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(g)	EUR	101	107,021
			2,838,724
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	350	335,361
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.15%, 04/15/32(b)(f)		1,000	948,521
Entegris, Inc., 4.75%, 04/15/29(b)(f)		782	753,871
QUALCOMM, Inc., 5.40%, 05/20/33		400	417,916
			2,120,308
Software — 4.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(f)		4,242	3,979,046
Camelot Finance SA, 4.50%, 11/01/26(b)		733	718,465
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		677	695,085
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(f)		463	406,223
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		525	454,324
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		1,412	1,309,829
4.88%, 07/01/29		1,093	974,941
Cloud Software Group, Inc.(b)(f)
6.50%, 03/31/29		3,162	3,073,671
9.00%, 09/30/29		3,468	3,458,948
8.25%, 06/30/32		3,329	3,384,694
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(f)		826	827,365
Elastic NV, 4.13%, 07/15/29(b)		413	385,123
Security		Par (000)	Value
Software (continued)
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)	USD	675	$ 663,814
Fair Isaac Corp., 4.00%, 06/15/28(b)		112	106,494
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)		200	179,870
7.88%, 05/01/29(d)	EUR	100	109,739
8.75%, 05/01/29(b)(f)	USD	217	215,936
Oracle Corp., 3.95%, 03/25/51		250	183,616
Playtika Holding Corp., 4.25%, 03/15/29(b)		67	58,980
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		902	911,751
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.29%, 07/31/31(a)(d)	EUR	100	108,265
Twilio, Inc.
3.63%, 03/15/29	USD	206	191,002
3.88%, 03/15/31		209	188,272
UKG, Inc., 6.88%, 02/01/31(b)(f)		3,872	3,927,908
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(f)		1,221	1,120,110
			27,633,471
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	100	111,617
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(a)(d)		100	108,095
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(a)(d)		100	108,757
Fressnapf Holding SE, 5.25%, 10/31/31(d)		100	107,995
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	250	229,595
Staples, Inc., 10.75%, 09/01/29(b)		292	263,805
			929,864
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		214	221,825
NCR Atleos Corp., 9.50%, 04/01/29(b)		144	156,140
Seagate HDD Cayman
8.25%, 12/15/29		582	618,817
8.50%, 07/15/31		615	653,168
			1,649,950
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 9.00%, 02/15/31(b)		20	21,074
Levi Strauss & Co., 3.50%, 03/01/31(b)		21	18,477
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(d)	EUR	100	108,462
			148,013
Tobacco(f) — 0.3%
Altria Group, Inc., 3.40%, 02/04/41	USD	750	550,037
BAT Capital Corp., 4.54%, 08/15/47		715	571,139
Philip Morris International, Inc., 3.88%, 08/21/42		900	722,164
			1,843,340
Trading Companies & Distributors(b) — 0.2%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		231	225,109
Gates Corp., 6.88%, 07/01/29		344	349,959
Resideo Funding, Inc.
4.00%, 09/01/29		77	69,907
6.50%, 07/15/32(f)		537	535,717
			1,180,692
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	100	131,758
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp.(f)
3.90%, 02/01/35	USD	500	$ 442,738
4.40%, 01/15/47		500	394,253
Mobico Group PLC, 3.63%, 11/20/28(d)	GBP	100	119,326
			1,088,075
Wireless Telecommunication Services — 0.5%
Altice France SA(b)
5.50%, 01/15/28	USD	357	285,231
5.13%, 01/15/29		400	314,242
5.13%, 07/15/29		1,200	939,999
5.50%, 10/15/29		200	158,471
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(d)		156	152,536
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP	100	116,303
4.50%, 07/15/31(d)		100	110,089
4.75%, 07/15/31(b)	USD	362	314,383
7.75%, 04/15/32(b)		252	252,607
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	100	114,077
			2,757,938
Total Corporate Bonds — 85.9% (Cost: $515,377,961)			512,854,708
Fixed Rate Loan Interests
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	29	29,442
Internet Software & Services — 0.0%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(c)		243	241,177
IT Services — 0.4%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(c)		2,339	2,324,381
Software — 0.6%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		3,461	3,405,251
Total Fixed Rate Loan Interests — 1.0% (Cost: $6,071,778)			6,000,251
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		692	686,456
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.39%, 04/11/29		461	395,528
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		146	145,315
			1,227,299
Aerospace & Defense — 0.3%
Azorra Soar TLB Finance Ltd, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 10/18/29		137	137,568
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		100	99,559
Security		Par (000)	Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc. (continued)
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	USD	38	$ 38,141
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		249	247,133
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		598	589,290
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31		320	317,763
			1,429,454
Automobile Components — 0.2%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		688	676,820
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.17%, 11/17/28		39	38,110
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28		171	166,214
			881,144
Building Materials — 0.1%
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 05/15/31		68	56,085
Quikrete Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		231	227,609
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		352	333,904
			617,598
Building Products — 0.2%
Foundation Building Materials, Inc.
2021 Term Loan, 01/31/28(n)		26	24,609
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		558	506,198
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		69	68,268
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		598	578,536
			1,177,611
Capital Markets — 0.1%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		129	127,640
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		132	124,647
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		234	223,383
Summit Acquisition, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 10/16/31(c)		148	147,815
			623,485
Chemicals — 0.2%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.17%, 11/24/28		118	110,850

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29	USD	582	$ 575,454
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		444	407,337
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28		179	178,329
			1,271,970
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		306	305,477
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		454	407,781
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.29%, 07/31/30		167	139,758
Jupiter Buyer Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/31		92	91,937
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		295	290,764
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		220	103,584
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		731	719,067
			2,058,368
Construction & Engineering — 0.2%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		282	280,069
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		1,165	1,099,435
			1,379,504
Consumer Finance — 0.0%
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		206	204,178
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28		470	388,287
Diversified Telecommunication Services — 0.6%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30		78	77,829
Frontier Communications Holdings LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31		99	98,506
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(n)		1,365	1,346,654
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		266	255,111
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		136	130,662
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28	USD	84	$ 84,433
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.17%, 10/01/31(c)		156	155,610
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		1,551	1,440,535
			3,589,340
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31		302	295,833
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 07/31/31		236	229,781
Entertainment — 0.1%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		553	551,966
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29		139	136,360
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		64	61,887
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(c)		16	15,825
			766,038
Environmental, Maintenance & Security Service — 0.1%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		349	345,122
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		18	17,940
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		75	74,269
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		263	261,846
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		414	412,211
			674,057
Health Care Providers & Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.05%, 05/17/31		314	304,582
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31		202	194,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.89%, 04/29/25	USD	320	$ 250,073
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		876	835,519
			1,584,196
Hotels, Restaurants & Leisure — 0.1%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		235	231,526
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		25	24,056
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		14	13,801
2022 Term Loan B, (1-mo. CME Term SOFR + 4.35%), 8.67%, 06/30/28		8	7,729
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		126	122,356
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		35	33,864
			433,332
Household Durables — 0.1%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		115	109,449
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		205	167,969
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		52	51,869
Tecta America Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/18/32		170	168,555
			497,842
Insurance — 0.2%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, 02/15/31(n)		355	350,316
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31		82	81,916
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		852	857,988
			1,290,220
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28		434	410,277
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		262	239,897
			650,174
Security		Par (000)	Value
Internet Software & Services — 0.1%
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28	USD	150	$ 149,614
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(c)		633	629,801
			779,415
IT Services — 0.1%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		250	240,867
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		209	206,363
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		148	148,018
			595,248
Machinery — 0.2%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.30%, 12/21/29		123	125,550
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		1,056	1,049,496
			1,175,046
Media — 0.4%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 01/31/32		221	215,855
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		254	238,201
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 01/18/28		401	386,965
Directv Financing LLC, 2025 Term Loan B, 02/15/31(n)		1,010	961,137
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28		171	156,096
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		61	59,526
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		325	277,470
			2,295,250
Metals & Mining — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32		132	131,464
Oil, Gas & Consumable Fuels — 0.0%
M6 ETX Holdings II Midco LLC, Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		140	140,151
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28		123	121,472
Pharmaceuticals — 0.4%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(n)		737	707,520

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28	USD	36	$ 36,494
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		746	745,873
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.32%, 04/23/31		358	354,399
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		594	556,105
			2,400,391
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		163	159,208
Software — 1.0%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32		201	205,142
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.17%, 12/10/29		74	73,323
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 12/11/28		206	203,735
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		1,395	1,375,358
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		495	485,558
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 07/30/32		273	262,080
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		293	250,747
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29		110	108,954
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		725	716,981
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		442	419,684
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28		128	126,090
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		880	891,730
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		296	291,972
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		322	308,065
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28		202	201,776
			5,921,195
Security		Par (000)	Value
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28	USD	234	$ 229,446
Technology Hardware, Storage & Peripherals — 0.0%
COMMSCOPE, 2024 Term Loan, 12/17/29(n)		72	71,523
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		171	101,947
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		35	20,734
			194,204
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 7.60%), 11.79%, 05/25/27		736	721,757
Total Floating Rate Loan Interests — 6.1% (Cost: $37,232,195)			36,571,289
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		200	185,813
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(d)		72	69,592
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(f)		200	171,900
Colombia — 0.1%
Colombia Government International Bond(f)
4.50%, 01/28/26		200	198,900
8.00%, 04/20/33		200	206,450
			405,350
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)		176	176,880
4.50%, 01/30/30(b)		200	187,100
7.05%, 02/03/31(b)		150	155,100
			519,080
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	132,814
Guatemala — 0.1%
Guatemala Government Bond(b)
5.38%, 04/24/32		200	192,875
6.60%, 06/13/36		200	201,400
			394,275
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(d)	EUR	114	128,391
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		121	140,410
			268,801
Indonesia — 0.0%
Indonesia Government International Bond, 3.88%, 01/15/33		100	106,643
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	USD	365	$ 365,573
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28		300	290,850
6.35%, 02/09/35(f)		200	200,300
			491,150
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)		200	202,792
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	193,250
Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(d)		309	319,429
Panama — 0.1%
Panama Government International Bond, 6.40%, 02/14/35(f)		337	316,738
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		379	377,674
Peruvian Government International Bond(f)
2.78%, 01/23/31		117	102,872
1.86%, 12/01/32		178	138,751
			619,297
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33(f)		138	135,488
5.50%, 04/04/53		71	66,599
			202,087
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)(f)		168	167,328
2.12%, 07/16/31(d)	EUR	168	147,869
5.88%, 07/11/32(b)(h)		99	106,246
6.25%, 09/10/34(b)		97	103,942
			525,385
Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(d)	USD	362	356,541
South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46		200	136,500
5.75%, 09/30/49		492	361,128
			497,628
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27(b)	EUR	100	109,279
Total Foreign Agency Obligations — 1.1% (Cost: $6,517,541)			6,453,417
Security		Par (000)	Value
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	700	$ 722,284
California — 0.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41		1,000	768,002
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		753	750,325
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	708,194
New York — 0.2%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,046,509
Texas — 0.2%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		850	873,384
Total Municipal Bonds — 0.8% (Cost: $4,769,009)			4,868,698
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 15.7%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,485	1,488,760
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		481	480,545
Ajax Mortgage Loan Trust, Class B, 0.00%, 12/25/57(a)(b)		1	—
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,758	724,884
Series 2007-19, Class 1A1, 6.00%, 08/25/37		534	253,606
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69(b)		1,698	1,692,770
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		433	402,127
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		347	344,555
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,113	1,119,603
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		310	311,677
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. Term SOFR + 0.76%), 5.08%, 07/25/37(a)		2,592	662,988
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,431	486,647
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,020	1,020,207
Series 2023-I2, Class A1, 6.64%, 12/25/67		985	993,924
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.87%, 11/25/36(a)		370	352,990
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,538,379
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,687,037
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,171	1,164,796
Series 2022-7, Class A1, 5.16%, 04/25/67		1,841	1,831,693
Series 2022-9, Class A1, 6.79%, 12/25/67		243	243,789
Series 2023-2, Class A1, 6.60%, 07/25/68		955	963,044
Series 2024-6, Class A1, 5.39%, 11/25/69		1,232	1,229,778

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust(b) (continued)
Series 2024-7, Class A1, 5.54%, 12/26/69	USD	1,457	$ 1,457,859
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,228	1,231,439
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.56%), 4.88%, 05/25/35(a)		1,026	899,037
Series 2006-40T1, Class 2A5, (1 mo. Term SOFR + 0.51%), 4.83%, 12/25/36(a)		2,249	464,705
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,303	540,424
Series 2006-J7, Class 2A1, (1-mo. SOFR US + 1.61%), 6.46%, 11/20/46(a)		2,398	2,074,578
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.49%, 11/25/46(a)		3,628	3,242,596
Series 2006-OA16, Class A2, (1 mo. Term SOFR + 0.49%), 4.81%, 10/25/46(a)		2,413	2,238,659
Series 2006-OA18, Class A1, (1 mo. Term SOFR + 0.35%), 4.67%, 12/25/46(a)		1,305	1,155,812
Series 2006-OA6, Class 1A1A, (1 mo. Term SOFR + 0.53%), 4.85%, 07/25/46(a)		2,765	2,474,269
Series 2006-OA8, Class 1A1, (1 mo. Term SOFR + 0.49%), 4.81%, 07/25/46(a)		974	872,654
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,200	1,367,160
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,553	690,343
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,831	2,511,220
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,874	1,861,613
Series 2007-4CB, Class 1A3, (1 mo. Term SOFR + 0.46%), 4.78%, 04/25/37(a)		1,388	1,044,170
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.48%, 03/25/47(a)		1,414	1,202,897
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.51%), 4.83%, 04/25/46(a)		3,252	3,113,272
CSMC(a)(b)
Series 2011-4R, Class 1A2, (1 mo. Term SOFR + 1.61%), 5.92%, 09/27/37		759	621,938
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,127,610
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,396	2,384,280
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	502,395
Series 2021-2, Class A1, 0.93%, 06/25/66		174	143,366
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		1,943	1,587,213
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		874	860,832
Series 2024-INV4, Class A2, 5.50%, 12/25/54		981	973,358
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		586	587,431
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		890	884,813
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		443	431,698
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		287	277,770
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,858	1,844,031
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,000	1,637,772
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,255	1,263,636
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,407	1,411,197
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.92%, 05/26/37(b)		2,759	3,202,268
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)	USD	6,447	$ 1,196,427
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		458	459,136
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		358	358,214
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,116	1,127,710
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,121	1,132,829
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,209	1,214,912
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,872	1,855,660
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		1,043	1,049,128
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,491	1,475,807
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		775	767,550
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. Term SOFR + 0.71%), 5.03%, 08/25/36(a)		6,286	1,271,675
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		994	983,364
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		598	595,973
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		602	574,864
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,508,843
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	941,167
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		17	16,786
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		400	378,316
Series 2022-7, Class A1, 5.15%, 07/25/67		1,511	1,503,771
Series 2022-INV2, Class A1, 6.79%, 10/25/67		385	385,826
Series 2023-1, Class A1, 5.85%, 12/25/67		236	236,197
Series 2023-5, Class A1, 6.48%, 06/25/68		882	888,433
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,687	1,683,097
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,691	1,688,183
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,331	1,344,470
			93,816,452
Commercial Mortgage-Backed Securities — 3.7%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.84%, 07/25/37(a)(b)		1,022	954,201
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.01%, 11/15/41(a)(b)		630	629,212
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.91%, 03/15/41(a)(b)		379	376,684
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 6.53%, 11/05/39(a)(b)		200	205,782
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.35%, 12/15/38		550	548,309
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 5.10%, 06/15/38		1,447	1,441,193
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.33%, 02/15/39		1,026	1,022,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.26%, 02/15/39	USD	451	$ 451,300
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 5.23%, 02/15/36		1,650	1,648,009
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.01%, 05/15/38		140	140,088
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.96%, 02/15/41		240	237,000
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.26%, 04/15/41		676	674,958
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.36%, 03/15/41		170	169,788
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 6.94%, 09/15/38(a)(b)		1,081	1,083,046
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39(a)(b)		250	215,290
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.36%, 08/15/41(a)(b)		660	658,732
CSMC(b)
Series 2020-NET, Class A, 2.26%, 08/15/37		193	189,662
Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 6.43%, 11/15/38(a)		270	267,354
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40(a)(b)		220	224,579
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.68%, 07/15/38		1,239	1,237,047
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.13%, 07/15/38		786	785,108
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.11%, 03/15/28		550	550,000
Series 2023-SHIP, Class E, 7.43%, 09/10/38		275	277,896
GS Mortgage Securities Trust(a)(b)(h)
11/18/29		120	120,000
11/18/29		500	500,000
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(b)		1,000	989,397
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38		275	264,809
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 5.75%, 03/15/39		1,600	1,601,545
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.71%, 06/15/39(a)(b)		800	798,250
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		800	813,328
MF1 Trust, Series 2021-W10, Class A, (1 mo. Term SOFR + 1.07%), 5.39%, 12/15/34(a)(b)		520	516,906
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.26%, 11/15/34(a)(b)	USD	270	$ 269,023
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		650	607,864
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,571,205
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	251,272
			22,291,409
Total Non-Agency Mortgage-Backed Securities — 19.4% (Cost: $131,417,428)			116,107,861
Preferred Securities
Capital Trusts — 6.3%(a)
Banks — 2.9%
Barclays PLC(i)
4.38%(f)		2,835	2,554,470
8.00%		275	283,515
9.63%		1,105	1,212,020
Citigroup, Inc., Series AA, 7.63%(i)		377	392,217
HSBC Holdings PLC(i)
4.70%		465	415,240
6.00%(f)		230	228,483
JPMorgan Chase & Co.(f)
Series II, 4.00%(i)		4,000	4,012,000
Series U, 5.50%, 01/15/87		358	340,144
Lloyds Banking Group PLC, 6.75%(i)		515	516,672
NatWest Group PLC(i)
8.13%		595	624,677
6.00%(f)		1,185	1,183,100
Nordea Bank Abp, 3.75%(b)(i)		560	496,845
PNC Financial Services Group, Inc.(i)
Series V, 6.20%		177	179,460
Series W, 6.25%(f)		4,380	4,402,426
Rizal Commercial Banking Corp., 6.50%(d)(i)		200	199,813
			17,041,082
Capital Markets(i) — 1.6%
Bank of New York Mellon Corp., Series I, 3.75%(f)		2,845	2,719,432
UBS Group AG(b)
Series NC10, 9.25%(f)		5,460	6,230,963
Series NC5, 9.25%		616	669,000
			9,619,395
Diversified Telecommunication Services(d) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	137,574
Telefonica Europe BV, 6.14%(i)	EUR	200	229,235
			366,809
Electric Utilities — 1.2%
Edison International, Series B, 5.00%(i)	USD	184	166,233
Electricite de France SA, 3.00%(d)(i)	EUR	200	210,065
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(f)	USD	4,500	4,405,810

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
NRG Energy, Inc., 10.25%(b)(i)	USD	625	$ 688,134
PG&E Corp., 7.38%, 03/15/55		1,424	1,399,581
			6,869,823
Health Care Providers & Services — 0.5%
CVS Health Corp.
6.75%, 12/10/54		635	632,203
7.00%, 03/10/55		2,605	2,625,552
			3,257,755
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)(i)		267	270,364
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(d)(i)	EUR	100	99,349
			37,524,577

	Shares
Preferred Stocks — 0.4%
Capital Markets — 0.4%
Morgan Stanley, Series F, 6.88%(a)(i)	100,000	2,512,000
IT Services(e) — 0.0%
Veritas Kapital Assurance PLC
Series G	842	19,366
Series G-1	582	13,386
		32,752
		2,544,752
Total Preferred Securities — 6.7% (Cost: $40,260,245)		40,069,329

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(f) — 0.6%
Fannie Mae REMICS, Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 5.74%, 11/25/53(a)	USD	3,225	3,251,974
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		478	444,724
			3,696,698
Mortgage-Backed Securities — 15.4%
Freddie Mac Mortgage-Backed Securities(f)
2.50%, 09/01/32		2,070	1,972,823
4.00%, 05/01/39		3,019	2,946,833
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35(f)		8,007	7,345,101
2.50%, 12/01/31(f)		587	561,569
1.50%, 01/01/36 - 06/01/36(f)		6,300	5,544,940
3.50%, 09/01/42 - 06/01/49(f)		16,850	15,572,606
4.50%, 06/01/44 - 05/01/53(f)		10,345	10,066,445
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 11/01/44 - 11/01/45(f)	USD	12,365	$ 12,338,817
4.00%, 05/01/52(f)		25,722	24,226,602
6.50%, 01/01/54(f)		4,818	5,019,958
5.50%, 04/15/55(o)		5,980	5,972,051
			91,567,745
Total U.S. Government Sponsored Agency Securities — 16.0% (Cost: $94,804,341)			95,264,443
Total Long-Term Investments — 150.9% (Cost: $925,696,222)			901,215,164

	Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(p)(q)	6,472,848	6,472,848
Total Short-Term Securities — 1.1% (Cost: $6,472,848)		6,472,848
Total Investments — 152.0% (Cost: $932,169,070)		907,688,012
Liabilities in Excess of Other Assets — (52.0)%		(310,626,938)
Net Assets — 100.0%		$ 597,061,074

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,197,114	$ 1,275,734 (a)	$ —	$ —	$ —	$ 6,472,848	6,472,848	$ 59,893	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	4.50%(b)	08/27/24	Open	$ 347,973	$ 359,011	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	08/27/24	Open	96,671	99,749	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	12/11/24	Open	1,154,867	1,170,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	363,500	368,824	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	465,625	472,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	433,750	440,103	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	552,125	560,211	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	1,297,500	1,316,503	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	491,400	498,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.15 (b)	12/18/24	Open	168,075	170,211	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	124,635	125,593	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	129,466	130,460	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	194,179	195,671	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	231,289	233,065	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	301,158	303,471	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	162,056	163,310	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	199,796	201,341	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	146,746	147,881	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	01/27/25	Open	1,662,220	1,675,222	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	312,948	315,407	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	670,657	675,927	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	01/27/25	Open	465,625	469,292	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	01/27/25	Open	288,610	290,883	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	387,368	390,446	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	139,965	141,077	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	95,661	96,421	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	328,440	331,056	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	152,547	153,762	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	196,938	198,506	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	121,890	122,861	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	664,217	669,508	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	138,131	139,231	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	243,709	245,650	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	140,753	141,874	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	178,654	180,077	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	328,900	331,520	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	113,243	114,144	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	585,480	590,143	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	247,631	249,604	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	121,099	122,063	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	01/27/25	Open	965,396	973,119	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.55 (b)	01/27/25	Open	1,072,317	1,080,991	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	1,577,081	1,590,118	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	57,375	57,849	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	2,912,950	2,937,030	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.65%(b)	01/27/25	Open	$ 731,660	$ 737,708	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	1,109,647	1,118,821	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	1,367,289	1,378,033	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	666,146	671,653	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	599,400	604,355	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	3,119,170	3,144,955	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	1,016,616	1,025,020	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	3,621,187	3,651,123	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	192,437	194,028	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	176,409	177,867	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	451,458	455,190	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	419,376	422,843	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	534,336	538,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	02/03/25	Open	86,134	86,745	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.25 (b)	02/11/25	Open	714,459	718,592	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	351,390	353,471	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	1,098,962	1,105,469	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	267,233	268,851	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	306,500	308,356	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	148,264	149,162	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	284,375	286,097	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	209,126	210,393	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	551,898	555,240	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	836,920	842,103	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	900,487	906,064	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	815,002	820,050	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	433,631	436,317	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	310,814	312,739	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	579,324	582,912	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	814,070	819,112	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	855,635	860,934	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	599,460	603,172	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	451,090	453,884	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	1,722,499	1,733,166	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	231,026	232,457	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	02/13/25	Open	1,403,437	1,411,646	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	2,951,250	2,968,589	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	2,846,250	2,862,972	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	02/18/25	Open	82,849	83,293	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	02/18/25	Open	1,172,187	1,178,273	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	02/20/25	Open	2,073,094	2,083,114	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	305,599	307,093	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	1,829,351	1,838,295	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	02/20/25	Open	144,115	144,823	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	255,698	256,959	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	911,250	915,745	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	184,396	185,305	Foreign Agency Obligations	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	741,562	745,229	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	500,708	503,183	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	190,350	191,291	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	190,856	191,802	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	292,585	294,035	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	02/20/25	Open	416,883	418,953	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	02/20/25	Open	1,196,670	1,202,613	Corporate Bonds	Open/Demand
BNP Paribas SA	4.48 (b)	02/20/25	Open	255,544	256,816	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	225,108	226,231	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	299,700	301,195	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	289,665	291,110	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	244,293	245,511	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,165,926	1,171,743	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	641,080	644,278	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	588,000	590,933	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.49%(b)	02/20/25	Open	$ 576,940	$ 579,818	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	3,855,000	3,874,232	Capital Trusts	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	162,221	163,031	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	939,320	944,006	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	753,857	757,618	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	908,750	913,284	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	496,790	499,268	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,483,542	1,490,944	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	142,674	143,386	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	330,999	332,650	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	02/20/25	Open	1,537,195	1,544,881	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	02/20/25	Open	234,090	235,266	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	02/20/25	Open	178,500	179,396	Corporate Bonds	Open/Demand
BNP Paribas SA	4.53 (b)	02/20/25	Open	1,564,335	1,572,208	Corporate Bonds	Open/Demand
BNP Paribas SA	4.58 (b)	02/20/25	Open	2,561,500	2,574,535	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	02/20/25	Open	197,741	198,752	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	02/20/25	Open	408,000	410,085	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	02/20/25	Open	1,180,567	1,186,602	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	02/20/25	Open	2,085,875	2,096,606	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	02/20/25	Open	1,721,981	1,730,840	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	02/20/25	Open	310,196	311,795	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	1,820,002	1,829,406	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	1,949,024	1,959,094	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	745,630	749,482	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	1,041,449	1,046,830	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	569,319	572,260	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/25/25	Open	425,960	427,819	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	868,500	872,291	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	308,000	309,345	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	484,375	486,489	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	567,875	570,359	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	531,563	533,888	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	351,234	352,771	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	290,813	292,085	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	697,500	700,552	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	273,000	274,194	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	1,481,731	1,488,214	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	448,745	450,708	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	652,000	654,853	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	547,943	550,340	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	203,156	204,045	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	390,625	392,334	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	397,950	399,691	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,444,502	1,451,033	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,474,520	1,481,186	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,322,283	1,328,261	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	154,275	154,972	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,104,460	1,109,453	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,615,279	1,622,582	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	167,081	167,837	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	338,994	340,526	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	3,402,425	3,417,807	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,905,177	1,913,790	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	5,214,510	5,238,084	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,788,394	1,796,479	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,189,062	1,194,438	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	477,750	479,910	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,491,560	1,498,303	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	03/05/25	04/03/25	1,464,375	1,469,317	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	03/05/25	04/03/25	787,500	790,158	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	03/05/25	04/03/25	1,055,887	1,059,451	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	4.46%	03/12/25	04/14/25	$ 5,364,852	$ 5,377,480	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	5,869,652	5,883,468	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,484,656	1,488,151	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	4,861,537	4,872,980	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,699,185	1,703,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	5,036,359	5,048,214	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,908,296	1,912,788	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	543,208	544,487	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	314,115	314,855	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	5,569,507	5,582,617	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	6,698,551	6,714,318	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	4,379,594	4,389,903	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	10,223,903	10,247,969	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	2,486,402	2,492,255	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	2,843,169	2,849,861	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	23,528,909	23,584,294	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.66 (b)	03/12/25	Open	373,065	374,031	Corporate Bonds	Open/Demand
Santander US Capital Markets LLC	4.50	03/13/25	04/04/25	463,159	464,201	U.S. Government Sponsored Agency Securities	Up to 30 Days
Santander US Capital Markets LLC	4.50	03/13/25	04/04/25	3,105,795	3,112,783	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch International	4.50	03/13/25	04/11/25	761,475	763,283	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.60	03/13/25	04/11/25	197,289	197,768	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.60	03/13/25	04/11/25	209,519	210,028	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.65	03/13/25	04/11/25	1,959,334	1,964,142	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	03/14/25	04/11/25	604,013	605,266	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	03/14/25	04/11/25	745,972	747,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	03/14/25	04/11/25	226,480	226,956	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	03/14/25	04/11/25	442,250	443,190	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	03/14/25	04/11/25	293,576	294,207	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	674,575	676,042	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	704,600	706,133	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	1,538,269	1,541,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	502,500	503,593	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	672,537	674,000	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	644,565	645,967	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	220,110	220,589	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	723,412	724,986	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	185,421	185,829	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	364,080	364,881	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	404,521	405,411	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	597,205	598,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	434,918	435,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	293,180	293,825	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	446,749	447,732	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	123,480	123,752	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.40%	03/14/25	04/11/25	$ 873,251	$ 875,172	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	164,106	164,467	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	198,608	199,049	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	846,087	847,970	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	2,084,300	2,088,938	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	455,415	456,428	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	789,556	791,312	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,323,754	1,326,699	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	353,220	354,006	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	405,435	406,337	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	978,265	980,442	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	393,015	393,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	574,695	575,974	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,066,747	1,069,121	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	302,335	303,015	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	605,413	606,775	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	375,993	376,838	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	143,968	144,292	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	116,059	116,320	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	750,667	752,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	75,876	76,047	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	336,354	337,111	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	756,032	757,733	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.53	03/14/25	04/11/25	2,081,250	2,085,964	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	03/14/25	04/11/25	478,590	479,679	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	2,226,665	2,231,786	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	1,280,610	1,283,555	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	487,370	488,491	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	3,528,690	3,536,806	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	2,766,930	2,773,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	190,060	190,497	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	1,022,175	1,024,526	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	917,921	920,032	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	887,805	889,847	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	205,234	205,706	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	1,866,742	1,871,036	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	1,412,688	1,415,937	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	249,240	249,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	312,576	313,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	207,529	208,006	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	555,094	556,370	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	1,725,110	1,729,078	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	1,132,560	1,135,188	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	242,258	242,820	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	4.48 (b)	03/14/25	Open	718,394	720,003	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	03/14/25	Open	1,213,170	1,215,991	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.30	03/18/25	04/22/25	638,085	639,152	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	03/18/25	04/22/25	176,875	177,178	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	03/18/25	04/22/25	580,450	581,455	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	391,230	391,915	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	293,094	293,607	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	334,564	335,149	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	475,007	475,838	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	255,938	256,385	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	496,981	497,851	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	1,518,545	1,521,202	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	1,430,886	1,433,390	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	323,185	323,751	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	748,884	750,194	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	287,825	288,329	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	224,118	224,510	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	153,584	153,853	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.50%	03/19/25	04/11/25	$ 141,778	$ 142,009	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/19/25	04/22/25	200,938	201,264	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	717,187	718,353	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	161,614	161,877	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	548,913	549,805	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	2,128,120	2,131,578	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	597,188	598,158	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	593,300	594,264	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	567,875	568,798	Corporate Bonds	Open/Demand
Societe Generale	4.49 (b)	03/19/25	Open	328,018	328,549	Capital Trusts	Open/Demand
Societe Generale	4.49 (b)	03/19/25	Open	221,920	222,280	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	03/19/25	Open	805,000	806,308	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	03/19/25	Open	1,169,725	1,171,626	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	03/19/25	Open	1,976,850	1,980,162	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	03/19/25	Open	1,369,470	1,371,765	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.45	03/21/25	05/09/25	465,170	465,803	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.45	03/21/25	05/09/25	215,620	215,914	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.45	03/21/25	05/09/25	1,745,680	1,748,054	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	03/21/25	05/09/25	4,241,250	4,247,069	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.49	03/21/25	05/09/25	3,750,000	3,755,145	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.49	03/21/25	05/09/25	415,625	416,195	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	03/21/25	05/09/25	1,671,506	1,673,805	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	03/21/25	05/09/25	2,453,812	2,457,186	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.50	03/21/25	05/09/25	707,812	708,786	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.00	03/21/25	05/09/25	114,548	114,653	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.40	03/21/25	05/09/25	129,040	129,213	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	281,250	281,632	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	869,550	870,743	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	03/21/25	05/09/25	656,880	657,793	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	782,260	783,372	Capital Trusts	31 - 90 Days
BNP Paribas SA	4.60 (b)	03/25/25	Open	372,400	372,400	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	03/25/25	Open	143,325	143,325	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.15	03/26/25	04/11/25	1,179,035	1,179,035	Corporate Bonds	Up to 30 Days
Societe Generale	4.63 (b)	03/27/25	Open	3,050,000	3,050,000	Corporate Bonds	Open/Demand
				$ 315,580,619	$ 316,774,368

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	2,177	06/30/25	$ 451,166	$ 2,532,775
Short Contracts
10-Year U.S. Treasury Note	694	06/18/25	77,327	(1,097,144)
10-Year U.S. Ultra Long Treasury Note	200	06/18/25	22,884	(328,459)
U.S. Long Bond	385	06/18/25	45,322	(895,709)
Ultra U.S. Treasury Bond	55	06/18/25	6,760	(98,764)
5-Year U.S. Treasury Note	797	06/30/25	86,294	(421,180)
				(2,841,256)
				$ (308,481)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	134,511	USD	145,345	Commonwealth Bank of Australia	04/16/25	$ 210
USD	67,988	EUR	62,000	Deutsche Bank AG	06/18/25	658
USD	12,045,127	EUR	10,986,000	State Street Bank and Trust Co.	06/18/25	114,641
USD	1,935,803	GBP	1,498,000	Deutsche Bank AG	06/18/25	902
						116,411
USD	106,685	EUR	98,705	Bank of America N.A.	04/16/25	(124)
USD	100,334	EUR	97,000	Barclays Bank PLC	04/16/25	(4,630)
USD	103,278	EUR	99,716	Canadian Imperial Bank of Commerce	04/16/25	(4,625)
USD	102,551	EUR	100,000	Deutsche Bank AG	04/16/25	(5,660)
USD	123,736	EUR	120,658	Deutsche Bank AG	04/16/25	(6,829)
USD	334,972	EUR	326,641	Deutsche Bank AG	04/16/25	(18,488)
USD	123,623	EUR	120,545	Toronto-Dominion Bank	04/16/25	(6,819)
						(47,175)
						$ 69,236
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	20,750	$ (409,468)	$ (247,818)	$ (161,650)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	6,625	(352,632)	(383,396)	30,764
						$ (762,100)	$ (631,214)	$ (130,886)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	11,069	$ 1,424,895	$ 689,313	$ 735,582
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	20	$ 616	$ 617	$ (1)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	38	3,428	4,348	(920)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	9	514	(1,108)	1,622
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	5	309	(642)	951
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	15	868	(1,803)	2,671
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	5	252	(537)	789
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	9	527	(1,155)	1,682
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	7	382	(817)	1,199
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	27	1,848	3,070	(1,222)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	30	(6,203)	(5,445)	(758)
Faurecia SE	5.00	Quarterly	Bank of America N.A.	12/20/29	BB-	EUR	15	836	1,019	(183)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	45	5,098	5,766	(668)
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	10	(659)	(768)	109
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	11	(725)	(763)	38
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,420	(569,958)	(193,105)	(376,853)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,210	$ (284,979)	$ (96,441)	$ (188,538)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,420	(569,958)	(95,450)	(474,508)
								$ (1,417,804)	$ (383,214)	$ (1,034,590)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 81,953,626	$ 1,054,500	$ 83,008,126
Common Stocks	—	—	17,042	17,042
Corporate Bonds
Advertising Agencies	—	6,412,537	—	6,412,537
Aerospace & Defense	—	18,510,355	—	18,510,355
Air Freight & Logistics	—	466,872	—	466,872
Automobile Components	—	7,740,235	—	7,740,235
Automobiles	—	8,983,280	—	8,983,280
Banks	—	12,317,966	—	12,317,966
Beverages	—	1,844,170	—	1,844,170
Biotechnology	—	805,412	—	805,412
Building Materials	—	11,653,307	—	11,653,307
Building Products	—	3,260,009	—	3,260,009
Capital Markets	—	7,787,926	—	7,787,926
Chemicals	—	11,779,749	—	11,779,749
Commercial Services & Supplies	—	25,614,300	—	25,614,300
Construction & Engineering	114,186	3,018,023	—	3,132,209
Consumer Finance	—	9,707,939	—	9,707,939
Consumer Staples Distribution & Retail	—	457,422	—	457,422
Containers & Packaging	—	14,165,263	—	14,165,263
Diversified REITs	—	6,570,091	—	6,570,091
Diversified Telecommunication Services	—	31,770,657	315,433	32,086,090
Electric Utilities	—	14,654,917	—	14,654,917
Electronic Equipment, Instruments & Components	—	3,278,224	—	3,278,224
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Energy Equipment & Services	$ —	$ 4,265,886	$ —	$ 4,265,886
Entertainment	—	13,849,997	—	13,849,997
Environmental, Maintenance & Security Service	—	4,889,351	—	4,889,351
Financial Services	—	9,398,130	—	9,398,130
Food Products	—	14,040,275	—	14,040,275
Ground Transportation	—	3,281,016	—	3,281,016
Health Care Equipment & Supplies	—	7,659,515	—	7,659,515
Health Care Providers & Services	—	14,653,556	—	14,653,556
Health Care REITs	—	1,654,571	—	1,654,571
Hotel & Resort REITs	—	4,527,469	—	4,527,469
Hotels, Restaurants & Leisure	—	17,706,009	—	17,706,009
Household Durables	—	4,298,756	—	4,298,756
Household Products	—	233,474	—	233,474
Independent Power and Renewable Electricity Producers	—	110,870	—	110,870
Industrial Conglomerates	—	848,635	—	848,635
Insurance	—	33,396,529	—	33,396,529
Interactive Media & Services	—	942,929	—	942,929
Internet Software & Services	—	2,742,095	—	2,742,095
IT Services	—	3,311,838	—	3,311,838
Machinery	—	7,902,772	—	7,902,772
Media	—	26,430,128	—	26,430,128
Metals & Mining	—	15,947,400	—	15,947,400
Mortgage Real Estate Investment Trusts (REITs)	—	1,642,545	—	1,642,545
Oil, Gas & Consumable Fuels	—	57,795,028	—	57,795,028
Paper & Forest Products	—	283,478	—	283,478
Passenger Airlines	—	2,072,429	—	2,072,429
Personal Care Products	—	426,995	—	426,995
Pharmaceuticals	—	14,789,023	—	14,789,023
Real Estate Management & Development	—	2,838,724	—	2,838,724
Retail REITs	—	335,361	—	335,361
Semiconductors & Semiconductor Equipment	—	2,120,308	—	2,120,308
Software	—	27,633,471	—	27,633,471
Specialty Retail	—	929,864	—	929,864
Technology Hardware, Storage & Peripherals	—	1,649,950	—	1,649,950
Textiles, Apparel & Luxury Goods	—	148,013	—	148,013
Tobacco	—	1,843,340	—	1,843,340
Trading Companies & Distributors	—	1,180,692	—	1,180,692
Transportation Infrastructure	—	1,088,075	—	1,088,075
Wireless Telecommunication Services	—	2,757,938	—	2,757,938
Fixed Rate Loan Interests	—	3,434,693	2,565,558	6,000,251
Floating Rate Loan Interests	—	35,622,238	949,051	36,571,289
Foreign Agency Obligations	—	6,453,417	—	6,453,417
Municipal Bonds	—	4,868,698	—	4,868,698
Non-Agency Mortgage-Backed Securities	—	116,107,861	—	116,107,861
Preferred Securities
Capital Trusts	—	37,524,577	—	37,524,577
Preferred Stocks
Capital Markets	2,512,000	—	—	2,512,000
IT Services	—	32,752	—	32,752
U.S. Government Sponsored Agency Securities	—	95,264,443	—	95,264,443
Short-Term Securities
Money Market Funds	6,472,848	—	—	6,472,848
Unfunded Floating Rate Loan Interests(a)	—	1,615	—	1,615
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,031)	—	(1,031)
	$9,099,034	$893,687,978	$4,901,584	$907,688,596
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 775,407	$ —	$ 775,407
Foreign Currency Exchange Contracts	—	116,411	—	116,411
Interest Rate Contracts	2,532,775	—	—	2,532,775

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (1,205,301)	$ —	$ (1,205,301)
Foreign Currency Exchange Contracts	—	(47,175)	—	(47,175)
Interest Rate Contracts	(2,841,256)	—	—	(2,841,256)
	$(308,481)	$(360,658)	$—	$(669,139)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $316,774,368 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 1,482,655	$ — (a)	$ 1,229,479	$ 3,767,963	$ 1,456,688	$ 28,400	$ 7,965,185
Transfers into Level 3	—	—	—	—	770,047	—	770,047
Transfers out of Level 3	—	—	(1,229,479)	(29,044)	(1,085,916)	(28,400)	(2,372,839)
Accrued discounts/premiums	—	—	—	1,144	83	—	1,227
Net realized gain (loss)	(23,315)	—	—	10,264	612	—	(12,439)
Net change in unrealized appreciation (depreciation)(b)	176,860	2,977	41,255	(3,104)	(8,012)	—	209,976
Purchases	—	14,065	274,178	395,190	—	—	683,433
Sales	(581,700)	—	—	(1,576,855)	(184,451)	—	(2,343,006)
Closing balance, as of March 31, 2025	$ 1,054,500	$ 17,042	$ 315,433	$ 2,565,558	$ 949,051	$ —	$ 4,901,584
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(b)	$ 15,207	$ 2,977	$ 41,255	$ (16,441)	$ (7,056)	$ —	$ 35,942

(a)	Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
Portfolio Abbreviation (continued)
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
MTA	Month Treasury Average
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
Schedule of Investments